American Beacon The London Company Income Equity Fund

Supplement dated February 18, 2026,

to the Summary Prospectus dated January 1, 2026

Effective March 31, 2026, Mark E. DeVaul of The London Company of Virginia, LLC will no longer serve as a portfolio manager for the American Beacon The London Company Income Equity Fund (the “Fund”). Accordingly, effective as of March 31, 2026, all references to Mr. DeVaul in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TLC-021826-SumPro